Transactions Not Involving Cash	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Transactions not involving cash [Line Items]
Transactions not involving cash
32	Transactions not involving cash
The Group carried out investing and financing activities not involving cash which are not included in the statements of cash flows:

	August 7,	December 31,
	2023	2022
Contribution of assets to the formation of BVRV	182,270	—
Reclassification of warrants	6,258	—
Lease termination	—	7,541
Reconciliation of liabilities arising from financing activities:

	December 31, 2022	Cash flows	Non-cash changes				August 7, 2023
			Acquisition	Interest	Write-off	Reclassification
Reclassification of warrants	—	—	—	—	—	6,258	6,258
Leases liabilities	9,825	(2,377)	—	702	—	—	8,150

	December 31, 2021	Cash flows	Non-cash changes				December 31, 2022
			Acquisition	Interest	Write-off	Transfer to held for sale
Leases liabilities	20,278	(7,463)	2,625	2,036	(7,541)	(110)	9,825